Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 31, 2015
Registrant Name	DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS
Central Index Key	0000740123
Amendment Flag	false
Document Creation Date	Nov. 30, 2015
Document Effective Date	Nov. 30, 2015
Prospectus Date	Nov. 30, 2015
Administrative Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Administrative Shares
Prospectus:
Trading Symbol	DFAXX
Institutional Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Institutional Shares
Prospectus:
Trading Symbol	DIIXX
Investor Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Investor Shares
Prospectus:
Trading Symbol	DAIXX
Participant Shares Prospectus | Dreyfus California AMT-Free Municipal Cash Management | Participant Shares
Prospectus:
Trading Symbol	DFPXX